SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Concentration of Credit Risk) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Concentration Risk [Line Items]
Allowance for Doubtful Accounts Receivable	$ 0	$ 0
Customer Concentration Risk [Member] | Revenues [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%
Customer Concentration Risk [Member] | ExxonMobil Oil Corporation [Member] | Accounts Receivables [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%